Subsequent Events - Additional Information (Details) ¥ in Millions	1 Months Ended
Mar. 31, 2021 CNY (¥)
Subsequent Event | Business of Eve Lom
Subsequent Event [Line Items]
Consideration paid for acquisition	¥ 1,120